Fair value measurements - Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2]	¥ (1)	¥ (42)	¥ 14
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	0	(1)	6
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2],[4]	(39)	7	79
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[5]	(4)	0	(2)
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	(44)	(36)	97
Trading assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	0	1	1
Private equity investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	(1)	0	1
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	(14)	1	5
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	1	6	2
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	11	10	(22)
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	¥ (3)	¥ 18	¥ (13)

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue-Other in the consolidated statements of income.
[2]	Includes structured notes and other financial liabilities.
[3]	Includes reverse repurchase and repurchase agreements.
[4]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[5]	Includes unfunded written loan commitments.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.